Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended											12 Months Ended
	Dec. 31, 2014 Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration CNY	Dec. 31, 2014 Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2013 Business Acquisition Contingent Consideration Payment of cash consideration CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration Reclassification to equity upon resolution of contingencies CNY	Dec. 31, 2014 Business Acquisition Contingent Consideration Reclassification to equity upon resolution of contingencies CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration Tianwang and Yilong CNY	Dec. 31, 2013 Business Acquisition Contingent Consideration iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2014 Business Acquisition Contingent Consideration Aipu Group CNY	Dec. 31, 2014 Business Acquisition Contingent Consideration Dermot Entities CNY	Dec. 31, 2014 Business Acquisition Contingent Consideration Other Acquisitions CNY	Dec. 31, 2014 Share-settled bonuses CNY	Dec. 31, 2013 Share-settled bonuses CNY	Dec. 31, 2014 Share-settled bonuses USD ($)	Dec. 31, 2014 Redeemable Noncontrolling Interest CNY	Dec. 31, 2014 Redeemable Noncontrolling Interest USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	178,265	142,783	$ 88,324									6,441	0	$ 2,404	100,000	$ 16,117
Contingent purchase consideration payable							55,889	72,294	48,971	355,067	14,678
Increase in bonuses settled in shares												14,862	5,894
Changes in the fair value	22,629	55,882										9,141	4,566		0
Reclassification to equity												(15,454)	(1,564)
Reclassification to equity upon resolution of contingencies					(125,715)
Contingent consideration settlement	(4,870)			(22,868)		(66,280)
Reclassification to "Accrued expenses and other payables-Others"												(77)	(2,455)
Foreign exchange gain/(loss) generate from payment of cash consideration	(443)
Transfers in and/or out of Level 3	0	0										0	0		0
Ending Balance	548,017	178,265	$ 88,324									14,913	6,441	$ 2,404	100,000	$ 16,117